Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Discontinued Operations [Abstract]
Schedule of Discontinued Operations

The following table presents the major classes of assets and liabilities of the discontinued operations as of December 31, 2025:

Assets:
Cash	$25,671
Accounts receivable, net	1,530
Prepaid expenses and other current assets	74,492
Property and equipment, net	176,866
Operating lease right-of-use asset, net	586,310
Goodwill	7,818,805
Intangible assets, net	7,457,961
Deposits and other assets	48,615
Total assets of discontinued operations	$16,190,250

Liabilities:
Accounts payable and accrued liabilities	$339,074
Deferred revenue	166,517
Notes payable, net of debt discount and issuance costs	419,056
Operating lease payable	567,423
Total liabilities of discontinued operations	$1,492,070

The following table summarizes the major classes of line items included in loss from discontinued operations:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Net Revenue	$—	$136,131	$323,429	806,713
Cost of Revenue	—	(121,073)	(333,201)	(509,101)
Gross Margin	—	15,058	(9,772)	297,612
General and Administrative	—	154,564	280,656	520,057
Compensation	—	154,637	165,882	403,153
Marketing	—	395	10,189	22,986
Interest expense	—	6,654	—	18,976
Other income, net	—	—	—	(240,567)
Loss from discontinued operations	—	(301,192)	(466,499)	(426,993)
Net loss on disposition of business	—	—	(912,840)	—
Loss from discontinued operations	$—	$(301,192)	$(1,379,339)	$(426,993)

The following table presents the major classes of assets and liabilities of the discontinued operation as of December 31, 2025:

December 31, 2025
Assets:
Cash	$25,671
Accounts receivable, net	1,530
Prepaid expenses and other current assets	74,492
Property and equipment, net	176,866
Operating lease right-of-use asset, net	586,310
Goodwill	7,818,805
Intangible assets, net	7,457,961
Deposits and other assets	48,615
Total assets of discontinued operations	$16,190,250

Liabilities:
Accounts payable and accrued liabilities	$339,073
Deferred revenue	166,517
Notes payable, net of debt discount and issuance costs	419,056
Operating lease payable	567,423
Total liabilities of discontinued operations	$1,492,069

The following table presents the major line items constituting the loss from discontinued operations for the year ended December 31, 2025:

Year Ended December 31, 2025
Net revenue	$1,913,443
Cost of revenue	(1,570,826)
Compensation	(754,760)
Marketing	(90,706)
Stock-based compensation	(2,885,097)
General and administrative	(627,377)
Amortization of intangible assets	(363,906)
Impairment of goodwill	(223,579)
Interest expense	(57,048)
Settlement of liabilities, net	425,330
Loss from discontinued operations, net of tax	$(4,234,526)

Schedule of Operating Right-of-Use Assets

Operating right-of-use assets are summarized below.

	As of June 30, 2026	As of March 9, 2026	As of December 31, 2025
Office and Plane Leases	$—	$752,101	725,501
Less accumulated amortization	—	(227,553)	(139,191)
Right-of-use asset, net	$—	$524,548	$586,310

Operating lease liabilities are summarized below

	As of June 30, 2026	As of March 9, 2026	As of December 31, 2025
Office and Plane Leases	$—	$507,910	567,423
Less: current portion	—	(337,667)	(331,137)
Long term portion	$—	$170,243	$236,286

The components of lease expense of the Disposal Group, which are included within loss from discontinued operations, were as follows:

Year Ended December 31, 2025
Operating lease cost	$162,862
Short term lease cost	108,800
Total lease cost	$271,662

Schedule of Supplemental Cash Flow and Other Information Related to Leases

Supplemental cash flow and other information related to leases was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Cash paid for amounts included in the measurement of lease liabilities:	$—	$—	$—	$—
Operating lease payments	$64,829	$7,289	$64,829	$33,540
Weighted average remaining lease term (in years):	N/A	2.42	N/A	2.17
Weighted average discount rate:	N/A	5.5%	N/A	7.0%

Supplemental cash flow and other information related to leases was as follows:

Year Ended December 31, 2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	$162,862
Weighted average remaining lease term (in years):	1.69
Weighted average discount rate:	6.25%

Schedule of Operating Right-of-Use Assets	Operating right-of-use assets are summarized below.
December 31, 2025
Office and Plane Leases	$725,501
Less accumulated amortization	(139,191)
Right-of-use asset, net	$586,310

Operating lease liabilities are summarized below.

December 31, 2025
Office and Plane Leases	$567,423
Less: current portion	(331,137)
Long term portion	$236,286

Schedule of Future Minimum Payments

Total future minimum payments required under the leases of the Disposal Group as of December 31, 2025 are as follows:

Operating Leases
2026	$355,117
2027	237,666
Total	592,783
Less imputed interest	(25,360)
PV of Payments	$567,423